Business acquisitions (Details) - USD ($)		1 Months Ended
	Jan. 14, 2022	Aug. 27, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 12, 2020
Cash	$ 1,231,250
Accrued Expenses	18,750
Contingent Consideration Liability, Net Of $72,748 Of Contingent Consideration Asset	6,827
Common Stock (5,201,863 Shares)	17,530,278		$ 20,608	$ 18,426	$ 140,018
Total Consideration	18,787,105
Liabilities
Initial goodwill (consideration given minus fair value of identifiable net assets and liabilities)			36,017,209	26,054,522	17,175,990
Deferred Revenue			$ 5,276,074	$ 7,017,392	$ 3,455,886
EV Group Holdings LLC [Member]
Cash	104,485
Assets
Total assets	2,500,643
Liabilities
Total fair value of identifiable net assets and liabilities	289,552
Initial goodwill (consideration given minus fair value of identifiable net assets and liabilities)	18,497,553
Deposits,prepaids And Other Current Assets,net	(11,167)
Operating Lease	2,016,700
Non Current Assets	390,625
Accrued Liabilities	27,407
Deferred Revenue	166,984
Operating Lease Liability	2,016,700
Total Liabilities	$ 2,211,091
Get Charged Inc [Member]
Common Stock (5,201,863 Shares)						$ 28,200,000
Total Consideration		$ 28,200,000
Assets
Cash		92,035
Equipment		1,145,854
Deposit		250
Total assets		1,238,139
Liabilities
Notes payable		365,000
Total fair value of identifiable net assets and liabilities		873,139
Initial goodwill (consideration given minus fair value of identifiable net assets and liabilities)		27,326,861
60,000,000 shares of common stock, valued at $0.47 per share, issued to the sellers		$ 28,200,000